Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of reconciles the statutory rates to the Company's effective tax rate
	For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018
Statutory rates in Cayman Islands and BVI	0.0%	0.0%	0.0%
Statutory rates in Hong Kong	16.5%	16.5%	15.0%
Statutory rates in PRC	25.0%	25.0%	25.0%
Temporary tax holiday in the PRC	-25.0%	-25.0%	0.0%
Foreign earned income not subject to taxes in the Cayman Island	-16.5%	-16.5%	-40.0%
Additional accruals in the PRC	0.0%	0.0%	83.5%
Effect of valuation allowance	0.0%	0.0%	0.0%
Effective income tax rate	0.0%	0.0%	83.5%

Schedule of income tax expenses benefits
	For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018
Income (loss) before taxes:
Cayman Islands	$(311,778)	$(700,400)	$(1,550,037)
BVI	-	-	-
Hong Kong	(1,062)	(45,955)	63,343
PRC	(1,143,671)	(1,020,951)	2,245,611
Total income (loss) before taxes	(1,456,511)	(1,767,306)	758,917

Provision for taxes (benefits):
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	633,614
Provision for income taxes (benefits)	-	-	633,614

Deferred tax assets:
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	179,665
Less: Valuation allowance	-	-	(179,665)
Currency effect	-	-	-
Deferred tax assets, net	-	-	-

Total provision for taxes	$-	$-	$633,614
Effective tax rate	0.0%	0.0%	83.5%

Effect of tax holiday inside the PRC on basic earnings per share	-	-	0.06